Details to the consolidated cash flow statements (Details 3, Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Transcend Medical Inc.
Disclosure of detailed information about business combination [line items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date	$ 92
Contingent consideration paid	$ 60
Animal health [member]
Disclosure of detailed information about business combination [line items]
Proceeds from sale of business		$ 49